State Street Letterhead

October 10, 2008

VIA EDGAR

Ms. Patricia Williams

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form N-14 of Wasatch Funds, Inc.

Dear Ms. Williams:

On behalf of Wasatch Funds, Inc. (“Registrant”), enclosed for filing by means of the EDGAR system is a pre-effective amendment (“Pre-Effective Amendment”) to the registration statement on Form N-14 under the Securities Act of 1933, as amended, originally filed on September 12, 2008. This Pre-Effective Amendment is being filed to respond to the Commission’s comments on Form N-14 with respect to proposed reorganizations in which (i) the Wasatch-1st Source Income Fund, a series of the Company, will acquire all of the assets of the 1st Source Monogram Income Fund, a series of The Coventry Group, in exchange for shares of the Wasatch-1st Source Income Fund and the assumption by the Wasatch-1st Source Income Fund of the liabilities of the 1st Source Monogram Income Fund, (ii) the Wasatch-1st Source Income Equity Fund, a series of the Company, will acquire all of the assets of the 1st Source Monogram Income Equity Fund, a series of The Coventry Group, in exchange for shares of the Wasatch-1st Source Income Equity Fund and the assumption by the Wasatch-1st Source Income Equity Fund of the liabilities of the 1st Source Monogram Income Equity Fund and (iii) the Wasatch-1st Source Long/Short Fund, a series of the Company, will acquire all of the assets of the 1st Source Monogram Long/Short Fund, a series of The Coventry Group, in exchange for shares of the Wasatch-1st Source Long/Short Fund and the assumption by the Wasatch-1st Source Long/Short Fund of the liabilities of the 1st Source Monogram Long/Short Fund. In addition, the legal opinion regarding the validity of shares is also being filed as an exhibit to this Pre-Effective Amendment.

It is anticipated that the Company will mail the Definitive Proxy Statement/Prospectus and Notice to shareholders on or about October 17, 2008. Please call me at 617.662.3969 with any questions or comments you may have regarding the enclosed Form N-14 or if we may expedite the staff’s review in any way.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes

Attachments

cc: Russell L. Biles